Other Related Party Transactions (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Percentage of annual management fee payable in cash	0.375%
Accounts payable		$ 35,632
Management Agreement [Member]
Accounts payable		$ 35,632		$ 202,755
Class A Common Stock [Member]
Stock option purchase price per share percentage		100.00%	100.00%
December 31, 2018 [Member] | Class A Common Stock [Member]
Stock option purchase price per share percentage		100.00%
IPO [Member]
Percentage of annual management fee payable in cash		1.125%	1.50%
Annual fee for future		$ 750,000	$ 1,000,000
IPO [Member] | December 31, 2018 [Member]
Percentage of annual management fee payable in cash		1.50%
Annual fee for future		$ 1,000,000